         Oppenheimer Absolute Return Fund                              Oppenheimer Portfolio Series
         Oppenheimer Baring China Fund                                 Oppenheimer Portfolio Series Fixed Income Active
         Oppenheimer Baring Japan Fund                                     Allocation Fund
         Oppenheimer Capital Appreciation Fund                         Oppenheimer Quest Balanced Fund
         Oppenheimer Champion Income Fund                              Oppenheimer Quest Opportunity Value Fund
         Oppenheimer Developing Markets Fund                           Oppenheimer Real Estate Fund
         Oppenheimer Discovery Fund                                    Oppenheimer Rising Dividends Fund, Inc.
         Oppenheimer Emerging Growth Fund                              Oppenheimer Select Value Fund
         Oppenheimer Global Fund                                       Oppenheimer Small- & Mid- Cap Value Fund
         Oppenheimer Global Opportunities Fund                         Oppenheimer Strategic Income Fund
         Oppenheimer Global Value Fund                                 Oppenheimer Transition 2010 Fund
         Oppenheimer International Bond Fund                           Oppenheimer Transition 2015 Fund
         Oppenheimer International Diversified Fund                    Oppenheimer Transition 2020 Fund
         Oppenheimer International Small Company Fund                  Oppenheimer Transition 2025 Fund
         Oppenheimer International Value Fund                          Oppenheimer Transition 2030 Fund
         Oppenheimer Limited-Term Government Fund                      Oppenheimer Transition 2040 Fund
         Oppenheimer Main Street Opportunity Fund                      Oppenheimer Transition 2050 Fund
         Oppenheimer Main Street Small Cap Fund                        Oppenheimer Value Fund
         Oppenheimer MidCap Fund

                         Statement of Additional Information Supplement dated May 12, 2008

This supplement amends the Statement of Additional Information of each of the above referenced funds (each a
"Fund") and is in addition to any other supplements. The Statement of Additional Information of each Fund is amended as follows:

1.       The second paragraph, not including the bullet points, in the sub-section titled "How the Fund Is
    Managed-Organization and History-Classes of Shares," is deleted in its entirety and is replaced by the following:

        The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Each class of shares:

2.       The seventh paragraph and list of recipients of the section titled "Payments to Fund Intermediaries" are deleted in their entirety and replaced by the following;

       For the year ended December 31, 2007, the following financial intermediaries and/or their respective affiliates offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments from the Manager or the Distributor for marketing or program support:

         1st Global Capital Company                                    Legend Equities Corporation
         Advantage Capital Corporation                                 Lincoln Benefit National Life
         Aegon USA                                                     Lincoln Financial Advisors Corporation
         Aetna Life Insurance & Annuity Company                        Lincoln Investment Planning, Inc.
         AG Edwards & Sons, Inc.                                       Linsco Private Ledger Financial
         AIG Financial Advisors                                        Massachusetts Mutual Life Insurance Company
         AIG Life Variable Annuity                                     McDonald Investments, Inc.
         Allianz Life Insurance Company                                Merrill Lynch Pierce Fenner & Smith, Inc.
         Allmerica Financial Life Insurance & Annuity Company          Merrill Lynch Insurance Group
         Allstate Life Insurance Company                               MetLife Investors Insurance Company
         American Enterprise Life Insurance                            MetLife Securities, Inc.
         American General Annuity Insurance                            Minnesota Life Insurance Company
         American Portfolios Financial Services, Inc.                  MML Investor Services, Inc.
         Ameriprise Financial Services, Inc.                           Mony Life Insurance Company
         Ameritas Life Insurance Company                               Morgan Stanley & Company, Inc.
         Annuity Investors Life Insurance Company                      Multi-Financial Securities Corporation
         Associated Securities Corporation                             Mutual Service Corporation
         AXA Advisors LLC                                              NFP Securities, Inc.
         AXA Equitable Life Insurance Company                          Nathan & Lewis Securities, Inc.
         Banc One Securities Corporation                               National Planning Corporation
         Cadaret Grant & Company, Inc.                                 Nationwide Financial Services, Inc.
         CCO Investment Services Corporation                           New England Securities Corporation
         Charles Schwab & Company, Inc.                                New York Life Insurance & Annuity Company
         Chase Investment Services Corporation                         Oppenheimer & Company
         Citicorp Investment Services, Inc.                            PFS Investments, Inc.
         Citigroup Global Markets Inc.                                 Park Avenue Securities LLC
         CitiStreet Advisors LLC                                       Phoenix Life Insurance Company
         Citizen's Bank of Rhode Island                                Plan Member Securities
         Columbus Life Insurance Company                               Prime Capital Services, Inc.
         Commonwealth Financial Network                                Primevest Financial Services, Inc.
         Compass Group Investment Advisors                             Protective Life Insurance Company
         CUNA Brokerage Services, Inc.                                 Prudential Investment Management Services LLC
         CUSO Financial Services, LLP                                  Raymond James & Associates, Inc.
         E*TRADE Clearing LLC                                          Raymond James Financial Services, Inc.
         Edward  Jones                                                 RBC Dain Rauscher Inc.
         Essex National Securities, Inc.                               Royal Alliance Associates, Inc.
         Federal Kemper Life Assurance Company                         Securities America, Inc.
         Financial Network                                             Security Benefit Life Insurance Company
         Financial Services Corporation                                Security First-Metlife Investors Insurance Company
         GE Financial Assurance                                        SII Investments, Inc.
         GE Life & Annuity                                             Signator Investors, Inc.
         Genworth Financial, Inc.                                      Sorrento Pacific Financial LLC
         GlenBrook Life & Annuity Company                              Sun Life Assurance Company of Canada
         Great West Life & Annuity Company                             Sun Life Insurance & Annuity Company of New York
         GWFS Equities, Inc.                                           Sun Life Annuity Company Ltd.
         Hartford Life Insurance Company                               SunTrust Bank
         HD Vest Investment Services, Inc.                             SunTrust Securities, Inc.
         Hewitt Associates LLC                                         Thrivent Financial Services, Inc.
         IFMG Securities, Inc.                                         Towers Square Securities, Inc.
         ING Financial Advisers LLC                                    Travelers Life & Annuity Company
         ING Financial Partners, Inc.                                  UBS Financial Services, Inc.
         Invest Financial Corporation                                  Union Central Life Insurance Company
         Investment Centers of America, Inc.                           United Planners Financial Services of America
         Jefferson Pilot Life Insurance Company                        Wachovia Securities, Inc.
         Jefferson Pilot Securities Corporation                        Walnut Street Securities, Inc.
         John Hancock Life Insurance Company                           Waterstone Financial Group
         JP Morgan Securities, Inc.                                    Wells Fargo Investments
         Kemper Investors Life Insurance Company                       Wescom Financial Services

3.       The first two paragraphs, including all of the bullet points therein, in the section titled "How to
    Exchange Shares," are deleted in their entirety and replaced by the following:

        As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.
        Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class
        A" shares for this purpose. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. You can also obtain a current list showing which funds offer which classes of shares by calling the Distributor at the telephone number indicated on the front cover of this SAI.

        The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose those changes at any time, it will provide you with notice of the changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, except in extraordinary circumstances.

May 12, 2008                                                                                                        PX0000.032